DISTRIBUTIONS	12 Months Ended
Dec. 31, 2025
Distributions [Abstract]
DISTRIBUTIONS	DISTRIBUTIONS
The following table outlines distributions made to each class of partnership units, including BIPC exchangeable shares and class A.2 exchangeable shares that are exchangeable into units, as well as BIPC exchangeable LP units that are exchangeable into BIPC exchangeable shares.

	For the year ended December 31,
US$ MILLIONS	2025	2024	2023
Limited Partners	$(793)	$(748)	$(701)
General Partner(1)	(324)	(296)	(269)
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	(328)	(312)	(298)
BIPC exchangeable shares and class A.2 exchangeable shares	(228)	(212)	(176)
Exchangeable units(2)	(8)	(8)	(9)
Preferred unitholders	(46)	(52)	(47)
Perpetual subordinated notes	(16)	(16)	(16)
Total Distributions	$(1,743)	$(1,644)	$(1,516)

	For the year ended December 31,
PER UNIT/SHARE	2025	2024	2023
Limited Partners	$1.72	$1.62	$1.53
General Partner(1)	1.72	1.62	1.53
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	1.72	1.62	1.53
BIPC exchangeable shares and class A.2 exchangeable shares	1.72	1.62	1.53
Exchangeable units(2)	1.72	1.62	1.53
Preferred unitholders	1.16	1.14	1.07
Perpetual subordinated notes	1.28	1.28	1.28

(1)Distributions to the General Partner include $320 million of incentive distributions for the year ended December 31, 2025 (2024: $295 million, 2023: $266 million).
(2)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
On December 4, 2023, our partnership announced the fixed distribution rate reset on its Series 11 Preferred Units for the five years commencing January 1, 2024 and ending December 31, 2028. If declared, the fixed quarterly distributions on the Series 11 Preferred Units during the five years commencing January 1, 2024 will be paid at an annual rate of 6.446% (C$0.402875 per unit per quarter).
On March 2, 2023, our partnership announced the fixed distribution rate reset on its Series 9 Preferred Units for the five years commencing April 1, 2023 and ending March 31, 2028. If declared, the fixed quarterly distributions on the Series 9 Preferred Units during the five years commencing April 1, 2023 will be paid at an annual rate of 6.642% (C$0.415125 per unit per quarter).